Intangible Assets (Details Narrative) (10-K) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 11, 2020	Oct. 11, 2019	Aug. 30, 2018
Finite-Lived Intangible Assets [Line Items]
Amount of Intangible assets	$ 6,157,145	$ 6,157,145		$ 6,159,029	$ 6,162,797
Non-compete agreement, amortization method		The Company amortizes the non-compete agreement on a straight-line basis over the expected period of benefit, which is five years. The tradename has an indefinite life and is not subject to amortization but tested for impairment on an annual basis.		The Company amortizes the Fat Patty's non-compete agreement on a straight-line basis over the expected period of benefit, which is five years. The tradenames have an indefinite life and are not subject to amortization but tested for impairment on an annual basis.
Non-compete agreement, expected period		5 years		5 years
Amortization recognized	$ 942	$ 1,884	$ 1,884	$ 3,768	3,768
Non-compete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization recognized		$ 1,884	$ 942	$ 3,768	$ 3,768
Fat Patty [Member]
Finite-Lived Intangible Assets [Line Items]
Amount of Intangible assets								$ 788,840
Fat Patty [Member] | Non-compete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Amount of Intangible assets								18,840
Trade Names [Member] | Fat Patty [Member]
Finite-Lived Intangible Assets [Line Items]
Amount of Intangible assets						$ 5,380,000	$ 5,380,000	$ 770,000